Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	1-08022
Entity Registrant Name	CSX CORPORATION
Entity Central Index Key	0000277948
Entity Tax Identification Number	62-1051971
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	500 Water Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	359-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	CSX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false